S000045542 [Member] Expense Example - AB Small Cap Value Portfolio	Nov. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 539
Expense Example, with Redemption, 3 Years	781
Expense Example, with Redemption, 5 Years	1,041
Expense Example, with Redemption, 10 Years	1,785
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	296	[1]
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	2,056
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	$ 1,131

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.